Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial instruments
Carrying amount of financial assets	€ 5,657,216	€ 5,796,379
Carrying amount of financial liabilities	13,543,571	14,249,510
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,086,975	8,734,362
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	20,170	59,942
Not classified
Financial instruments
Carrying amount of financial liabilities	4,436,426	5,455,206
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	708,525	864,500
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	708,525	864,500
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	101,185	80,044
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	101,185	80,044
Short-term debt
Financial instruments
Carrying amount of financial liabilities	67,486	2,099
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	67,486	2,099
Long-term debt
Financial instruments
Carrying amount of financial liabilities	6,798,661	6,836,108
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,207,690	6,015,977
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	324,068	340,921
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,798,661	6,836,108
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,606,518	4,140,701
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,606,518	4,140,701
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,261,196	2,326,058
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,411,118	951,611
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	20,170	59,942
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	829,908	1,314,505
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	1,578	15,388
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	1,578	15,388
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	1,578	15,388
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	9,018	26,615
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	9,018	26,615
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,018	26,615
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	8,726	25,394
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	8,726	25,394
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,726	25,394
Variable payments outstanding for acquisitions
Financial instruments
Carrying amount of financial liabilities	2,426	7,933
Variable payments outstanding for acquisitions | Level 3
Financial instruments
Fair value of financial liabilities	2,426	7,933
Variable payments outstanding for acquisitions | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	2,426	7,933
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	828,330	1,299,117
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	828,330	1,299,117
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	828,330	1,299,117
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,411,118	951,611
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,411,118	951,611
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,431,073	4,545,477
FVPL - Assets
Financial instruments
Carrying amount of financial assets	666,817	621,094
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	364,555	436,645
Not classified
Financial instruments
Carrying amount of financial assets	194,771	193,163
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,255,948	1,180,187
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	297,652	240,990
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	958,296	939,197
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	297,652	240,990
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,198,610	3,345,660
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,111,769	3,258,181
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	86,841	87,479
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	33,026	40,936
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	33,026	40,936
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,169,632	1,229,596
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	327,982	307,163
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	369,165	380,104
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	364,555	436,645
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	107,930	105,684
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	16,774	4,362
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	16,774	4,362
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	16,774	4,362
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	113,106	21,453
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	113,106	21,453
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	113,106	21,453
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial assets	9,284
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial assets	9,284
Derivatives embedded in vPPAs | FVPL - Assets
Financial instruments
Carrying amount of financial assets	9,284
Equity investments
Financial instruments
Carrying amount of financial assets	104,717	187,600
Equity investments | Level 1
Financial instruments
Fair value of financial assets	27,556	90,483
Equity investments | Level 2
Financial instruments
Fair value of financial assets	61,719	67,963
Equity investments | Level 3
Financial instruments
Fair value of financial assets	15,442	29,154
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	44,999	120,813
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	59,718	66,787
Debt securities
Financial instruments
Carrying amount of financial assets	396,225	465,432
Debt securities | Level 1
Financial instruments
Fair value of financial assets	396,225	465,432
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	91,388	95,574
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	304,837	369,858
Other financial assets
Financial instruments
Carrying amount of financial assets	529,526	550,749
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	110,388	142,264
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	327,982	307,163
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	110,388	142,264
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 91,156	€ 101,322